Taxes	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES
11.	TAXES

Taiwan Corporate Income Tax

The Company is subject to a corporate income tax rate of 20% on its net taxable income in accordance with Taiwan tax regulations. Management regularly reviews its tax positions and related liabilities to ensure compliance with local tax laws and to reflect any necessary adjustments in the combined financial statements.

The income tax expenses included in the statement of operations and comprehensive income are as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Current tax	123,237	111,086

Reconciliation between the income tax expenses computed by applying the Taiwan statutory income tax rate to profit before income taxes and actual provision were as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Total income before income tax expense	589,040	541,158

Income tax at statutory tax rate of 20%	117,808	108,232
Tax effect of expenses not deductible	5,429	2,854
Under-provision for prior financial years	—	—
Others	—	—
Total income tax expenses	123,237	111,086

As of December 31, 2024 and June 30, 2025, the tax payables included in the Company’s balance sheet solely consist of income taxes incurred in Taiwan.

No deferred tax is provided since there is no material temporary difference as of the end of the reporting period.